Consolidated Statements of Operations and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Corporate and administrative expenses	$ (16,530)	$ (13,340)
Other income - flow-through shares	1,676	1,218
Equity loss of associate	(187)	(200)
Interest income	114	279
Finance expense and other expense	(815)	(267)
Loss before income taxes	(15,742)	(12,310)
Income tax recovery	800	697
Loss for the year	(14,942)	(11,613)
Items that will not be reclassified to net income or loss
Change in fair value of marketable securities, net of income taxes	688	284
Comprehensive loss for the year	$ (14,254)	$ (11,329)
Basic and diluted net loss per common share (in Dollars per share)	$ (0.23)	$ (0.19)
Basic and diluted weighted average number of common shares outstanding (in Shares)	66,369,942	62,359,725